Related-Party Transactions - Transactions with Associates, Joint Ventures and Other Entities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Assets:
Loans and advances	¥ 104,635,815	¥ 97,714,938
Others	6,063,907	4,945,631
Liabilities:
Deposits	162,593,492	155,493,654
Others	8,386,774	8,777,502
Income statements:
Expense (interest expense and others)	2,170,180	1,962,994	¥ 2,185,192
Associates, joint ventures, and other entities [Member]
Assets:
Loans and advances	2,060,472	1,857,585
Others	33,957	78,410
Liabilities:
Deposits	315,500	192,010
Others	36,406	74,907
Income statements:
Income (interest income, fee and commission income, and others)	68,780	55,409	68,752
Expense (interest expense and others)	¥ 25,046	¥ 34,811	¥ 26,049